Note 5 - Long-term Debt (Details Textual) - USD ($)		6 Months Ended
	May 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Jun. 15, 2017
Limited Dividends Percentage Loans to Profits		60.00%
Restricted Cash, Total		$ 1,454,268			$ 5,717,063
Interest Expense, Total		1,366,764	$ 1,142,511
Proceeds from Issuance of Long-term Debt, Total		12,000,000	4,250,000
Repayments of Long-term Debt, Total		$ 10,241,000	$ 7,143,000
Repayments of Participation Liability	$ 950,000
Securitity Deposit Released	4,000,000
Security Deposit	5,000,000
Eurobank Ergasias S.A. [Member] | Revolving Loan Facility [Member]
Proceeds from Issuance of Long-term Debt, Total	$ 12,000,000
Increase (Decrease) in Loan Margin of Facility	(0.50%)
Long-term Debt 1 [Member]
Debt Instrument, Interest Rate During Period		6.71%
Noumea Shipping Ltd. and Gregos Shipping Ltd [Member]
Repayments of Long-term Debt, Total	$ 7,088,000
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member]
Percent Shared With Bank in Excess of Fair Market Value						35.00%
Vessel Profit Participation Liability, Current		$ 1,067,500			$ 1,067,500
Percent of Cash Flow After Debt Service Set Aside				35.00%
London Interbank Offered Rate (LIBOR) [Member] | Long-term Debt 1 [Member]
Debt Instrument Variable Interest Rate		2.61%
Debt Instrument, Basis Spread on Variable Rate		4.10%